As filed with the Securities and Exchange Commission on January 11, 2013

Registration Nos. 2-80751

811-3618

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Post-Effective Amendment No. 65

☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐

Amendment No. 67

☑

(Check appropriate box or boxes)

Metropolitan Series Fund

(Exact Name of Registrant as Specified in Charter)

501 Boylston Street

Boston, Massachusetts    02116

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, Including Area Code: 617-578-4036

MICHAEL LAWLOR, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, MA 02116

(Name and Address of Agent for Service)

Copy to:

DAVID C. MAHAFFEY, ESQ.

Sullivan & Worcester LLP

1666 K St., N.W.

Washington, D.C. 20006

It is proposed that the filing will become effective (check appropriate box)

☒  immediately upon filing pursuant to paragraph (b) of Rule 485.

☐  on (date) pursuant to paragraph (b) of Rule 485.

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐  on (date) pursuant to paragraph (a)(1) of Rule 485.

☐  75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, METROPOLITAN SERIES FUND, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 65 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 11th day of January, 2013.

METROPOLITAN SERIES FUND
(Registrant)

By:	/s/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 65 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Date
/s/ ELIZABETH M. FORGET Elizabeth M. Forget Chairman of the Board, Chief Executive Officer, President and Trustee	January 11, 2013

* Linda Strumpf Trustee

* Nancy Hawthorne Trustee

* Dawn M. Vroegop Trustee

* Keith M. Schappert Trustee

* Stephen M. Alderman Trustee

* Robert J. Boulware Trustee

* Daniel A. Doyle Trustee

* Susan C. Gause Trustee

/s/ PETER H. DUFFY Peter H. Duffy Treasurer (Principal Financial and Accounting Officer)	January 11, 2013

*BY: /S/ DAVID C. MAHAFFEY David C. Mahaffey Attorney-in-Fact	January 11, 2013

EXHIBIT INDEX

Exhibit No.	Title of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase